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                     MORGAN STANLEY INVESTMENT ADVISORS INC.
                           1221 Avenue of the Americas
                            New York, New York 10020


                                                                     May 6, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Morgan Stanley Variable Investment Series
     File #811-3692
     Rule 497(j) Filing

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on April 28, 2004.

                                           Very truly yours,
                                           /s/ Kimberley Haynes Costello
                                           -----------------------------
                                           Kimberley Haynes Costello
                                           Vice President

cc: Barry Fink, Esq.